Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements
	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2015	2016	2017
Fixed and Variable Fees	$10,764	$11,611	$13,511
Supervision Fees	1,925	1,925	550
Acquisition and Sales Fees	1,160	972	700